Investment property (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Investment Property

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Cost
At January 1	33,972	34,940	5,399
Translation difference	968	(1,753)	(271)

At December 31	34,940	33,187	5,128

Accumulated depreciation
At January 1	27,207	28,388	4,387
Charge for the year	380	376	58
Translation difference	801	(1,406)	(218)

At December 31	28,388	27,358	4,227

Net carrying amount	6,552	5,829	901

Fair value	11,419	11,954	1,847

Consolidated statements of profit or loss:
Rental income from an investment property	375	230	36
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property	(294)	(180)	(28)

Summary of Fair Value Measurement of Investment Property
The following table shows information about fair value measurement of the investment property using significant unobservable inputs (Level 3):

	Valuation techniques	Unobservable input	Inter-relationship between key unobservable inputs and fair value measurement

2020	Market comparison and cost method	Comparable price: - RMB 172 to RMB 418 (US$27 to US$65) per square foot	The estimated fair value increases with higher comparable price

2019	Market comparison and cost method	Comparable price: - RMB 166 to RMB 440 per square foot	The estimated fair value increases with higher comparable price